Money Market Fund
Money Market Fund May 1, 2014
Investment Objective.
The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Money Market Fund Money Market Fund Class
Wire transfer charge for redemptions with proceeds less than $5,000.00	[1]	50
[1]	$ 0 - $50

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Money Market Fund Money Market Fund Class
Management Fees	[1]	0.20%
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.65%
Expense Reimbursement	[2]	(0.45%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.20%
[1]	Beginning in 2009, the Adviser has waived a portion or all of the Money Market Fund's Management Fee (not to exceed 0.20%), and other expenses of the Fund for which the Adviser is entitled to reimbursement, to cause the cumulative monthly total investment returns, net of fees and expenses, to be no less than zero. This waiver is not permanent or contractual, is at the discretion of the Adviser, and may be revoked in whole or in part at any time. Upon such revocation, the fund will not be liable for the fees and expenses that were waived, but the full amount of these fees and expenses will be imposed from the time of revocation forward.
[2]	The Adviser contractually agreed beginning as of January 1, 2013 to limit the Fund's total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees. This contractual obligation continues in effect until April 30, 2015, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days' notice of termination to the Adviser or the Adviser gives notice of termination to the Investment Company within a 45 day calendar period prior to May 1 before the next calendar year begins.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Fund Money Market Fund Class	20	210	368	838

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies.
The Fund invests in money market instruments that meet certain requirements.
  The dollar weighted average maturity of the instruments the Fund holds will be short-term — 60 days or less.
  The Fund will purchase only securities that are rated in one of the two highest rating categories by at least two rating agencies, with most securities rated in the highest category.
  The Fund will diversify its investments, limiting holdings in the securities of any one issuer (except the U.S. Government or its agencies) to 5% of assets.

Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Money Market risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The actions of a few large investors may have a significant adverse effect on the share prices of all shares of the Fund. In addition, the Fund’s returns can be adversely affected when yields on eligible investments are low.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters Quarter/Year Total Return Best Fourth quarter 2007 1.29% Worst Second quarter 2011 0.00%
Average Annual Total Returns (for periods ended December 31, 2013)
Average Annual Total Returns Money Market Fund	Past One Year	Past Five Years	Past Ten Years	Inception Date
Money Market Fund Class	0.02%	0.03%	1.67%	May 01, 1997
Citigroup 3 month Treasury Bill Index	0.05%	0.10%	1.59%